Summary of Significant Accounting Policies (Revisions to Previously Reported Amounts) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Significant Accounting Policies [Line Items]
Gain on derecognition of aged operating liabilities	$ (206,533)	[1]	$ (2,938,250)	[1]	$ 0	[1]
Change in accounts payable	(676,200)	[1]	1,295,525	[1]	(1,485,189)	[1]
Change in accrued expenses and other current liabilities	(1,207,465)	[1]	(1,123,760)	[1]	(663,166)	[1]
Scenario, Previously Reported [Member]
Schedule of Significant Accounting Policies [Line Items]
Gain on derecognition of aged operating liabilities			2,938,250
Change in accounts payable			(2,496,787)
Change in accrued expenses and other current liabilities			$ (3,207,948)

[1]	Refer to Note 2(31).